Principal alliances - Immuno-Oncology Agreement with Regeneron Pharmaceuticals, Inc. (Details) - USD ($)		12 Months Ended
	Jul. 01, 2015	Dec. 31, 2020	Dec. 31, 2015
Development of cemiplimab (REGN2810) | Regeneron Pharmaceuticals, INC
Disclosure of Principal Alliances [Line Items]
Maximum additional funding for PD1 - part of each company			$ 820,000,000
Agreement amendment | Development of cemiplimab (REGN2810) | Regeneron Pharmaceuticals, INC
Disclosure of Principal Alliances [Line Items]
Prior development budget in total			$ 1,640,000,000
Contractual agreement for anti-programmed cell death protein1			5000.00%
Regeneron Pharmaceuticals, INC | Development of cemiplimab (REGN2810)
Disclosure of Principal Alliances [Line Items]
PD1 Sales Milestone payment from Sanofi			$ 375,000,000
Minimum sales of PD1 in 12-month period to be achieved for milestone payment			$ 2,000,000,000
Regeneron Pharmaceuticals, INC | Immuno-oncology collaboration agreement
Disclosure of Principal Alliances [Line Items]
Upfront payments	$ 640,000,000
Future development expense	$ 1,000,000,000
Percentage of future development expense - Regeneron part	25.00%
Future development expense - Regeneron part	$ 250,000,000
Percentage of future development expense - Sanofi part	75.00%
Future development expense - Sanofi part	$ 750,000,000
Reallocation of the development expenses to IO from Antibodies Collaboration Agreement	$ 75,000,000
Spread period for the reallocation of the development expenses to IO from Antibodies Collaboration Agreement	3 years
Annual contribution for antibody discovery collaboration	$ 160,000,000
Payments due under original Immuno-oncology Agreement		$ 462,000,000
Regeneron Pharmaceuticals, INC | Antibodies collaboration agreement
Disclosure of Principal Alliances [Line Items]
Percentage of cumulative development costs reimbursed		50.00%
Maximum additional profit-share, in percentage of Regeneron's quarterly profit		10.00%